Share-based Compensation (Sogou Share-based Awards, Option Modification) (Details)	Dec. 31, 2017 shares
Sogou 2010 Share Incentive Plan [Member] | Share Options [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remained unvested Class A ordinary shares	10,327,500